Organization and Description of the Business	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Organization and Description of the Business

1.	Organization and Description of the Business

International Battery Metals Ltd. (the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 29, 2010. The Company trades on the TSX Venture Exchange in Canada under the stock symbol “IBAT”. The Company also trades on the Over-The-Counter Markets (“OTC”) in the United States of America under the stock symbol “IBATF”. The Company’s registered and records office is located at Royal Centre, Suite 1750 – 1055 W Georgia Street, Vancouver, BC V6E 3P3.

The Company is an advanced technology and manufacturing business focused on environmentally responsible methods of extracting lithium compounds from brine. The Company provides its technology and equipment to holders of resource properties such as oilfield brines, subsurface brine aquifers and industrial customers who have lithium rich brine by products from their operations. The Company’s proprietary extraction process is environmentally friendly, low cost and able to produce high-quality commercial grade lithium chloride products.

The Company’s current operations consist of the development of a modular direct lithium extraction plant (“MDLE Plant”) which can be rapidly deployed and assembled onsite at a customers’ property. The MDLE Plant is designed to process brine solutions to extract lithium chloride which can be further processed into lithium carbonate and used for industrial purposes or as a battery component. The Company constructed the first demonstration MDLE Plant in Lake Charles, Louisiana where it performed feasibility testing and was made available for demonstration to potential customers. The Company is developing the next generation of our MDLE Plant technology which we anticipate could provide customers with additional options for processing brine solutions and increasing lithium chloride production.

On May 1, 2024, the Company entered into a lease agreement with US Magnesium LLC (“US Magnesium”), a producer of metals and minerals including the production of lithium carbonate (the “US Magnesium Lease”). Pursuant to the US Magnesium Lease, the Company mobilized it’s first MDLE Plant to US Magnesium’s facility in Salt Lake City, Utah for the integration of the MDLE Plant with US Magnesium’s facilities. The MDLE Plant was used to process a solution produced from lithium containing waste salts derived from prior magnesium production, generating a lithium chloride eluent. The lithium chloride eluent was further processed in US Magnesium’s onsite facilities to produce a high-purity lithium carbonate. On September 25, 2024, due to the low demand and market price of lithium chloride and its impact on their desired profitability, US Magnesium decided to idle the MDLE Plant. The Company was not under any obligation to keep the MDLE Plant at the US Magnesium facilities if they are not operating. The Company subsequently moved its MDLE Plant away from the US Magnesium site to an offsite storage facility. Since that time, the Company has been actively marketing the MDLE Plant to potential customers.

1.	Organization and Description of the Business

International Battery Metals Ltd. (the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 29, 2010. The Company trades on the TSX Venture Exchange under the stock symbol “IBAT”. The Company also trades on the Over-The-Counter Markets (“OTC”) under the stock symbol “IBATF”. The Company’s registered and records office is located at Royal Centre, Suite 1750 – 1055 W Georgia Street, Vancouver, BC V6E 3P3.

The Company is an advanced technology and manufacturing focused on environmentally responsible methods of extracting lithium compounds from brine. The Company provides its technology and equipment to holders of resource properties such as oilfield brines, subsurface brine aquifers and industrial customers who have lithium rich brine by products from their operations. The Company’s proprietary extraction process is environmentally friendly, low cost and able to produce high-quality commercial grade lithium products.

The Company’s current operations consist of the development of a modular direct lithium extraction plant (“MDLE Plant”) which can be rapidly deployed and assembled onsite at a customers’ property. The MDLE Plant is designed to process brine solutions to extract lithium chloride which can be further processed into lithium carbonate and used for industrial purposes or as a battery component. The Company constructed the first MDLE Plant in Lake Charles, Louisiana where it performed feasibility testing and was made available for demonstration to potential customers. The Company is developing a second generation MDLE Plant which will provide customers with the option to greatly increase the scale of the MDLE Plant’s capacity to process brine solutions and increase lithium chloride production.

On May 1, 2024, the Company entered into a lease agreement with US Magnesium LLC (“US Magnesium”), a producer of metals and minerals including the production of lithium carbonate (the “US Magnesium Lease”). Pursuant to the US Magnesium Lease, the Company mobilized the first MDLE Plant to US Magnesium’s facility in Salt Lake City, Utah for the integration of the MDLE Plant with US Magnesium’s facilities. The MDLE Plant was used to process a solution produced from lithium containing waste salts derived from prior magnesium production, generating a lithium chloride eluent. The lithium chloride eluent was further processed in US Magnesium’s onsite facilities to produce a high-purity lithium carbonate. On September 25, 2024, due to the low demand and market price of lithium and its impact on their desired profitability, US Magnesium decided to idle the MDLE Plant. The Company was not under any obligation to keep the MDLE Plant at the US Magnesium facilities if they are not operating. Accordingly, the Company is actively marketing the MDLE Plant to potential customers and has relocated the MDLE Plant to an offsite storage facility.